Offerings - Offering: 1	Oct. 07, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 800,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,480
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all the registration fees for Registration Statement on Form S-3 (Registration No. 333-281939), filed by the Registrant on September 5, 2024. This calculation of filing fee table exhibit (this “Exhibit”) is being filed in connection with a prospectus supplement, dated October 7, 2025, filed by the Registrant pursuant to Rule 424(b) under the Securities Act. The prospectus to which this Exhibit is attached is a final prospectus supplement for the related offering.